Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 security	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Credit-related net investment impairment losses	$ 0	$ 0	$ 0.6
Number of pooled trust preferred securities	5
Annual prepayment rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Carrying value of securities pledged	273	278
Maximum
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	4.00%
Regional community bank stocks, percent of average trading volumes	0.10%
Pooled Bank Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Remaining book value	2.1
Pooled trust preferred securities, estimated fair value	$ 1.7